Inventory	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORY
7.	INVENTORY

Inventory consists of the following as of (in thousands):

	December 31, 2020	December 31, 2019

Raw materials	$16,534	$5,043
Work-in-process	5,220	2,870
Finished goods	13,902	8,776
Packaging	3,004	1,271

Total	$38,660	$17,960